Summary of Significant Accounting Policies - Additional Information (Detail)	6 Months Ended
Jan. 26, 2021 USD ($) shares
Accounting Policies [Line Items]
Offering costs	$ 23,454,123
Offering costs charged to shareholders equity	21,362,080
Transaction costs incurred in connection with Initial Public Offering	2,092,043
Unrecognized tax benefits	0
Accrued interest and penalties	0
Tax provision	0
Federal Depository Insurance Corporation coverage limit	$ 250,000
Common Class A
Accounting Policies [Line Items]
Temporary equity shares outstanding | shares	41,400,000